United States
                            Securities and Exchange Commission
                                  Washington, D.C. 20549

                                         Form N-Q
                        Quarterly Schedule of Portfolio Holdings of
                        Registered Management Investment Companies




                                         811-3387

                           (Investment Company Act File Number)


                   Federated U.S. Government Securities Fund: 2-5 Years
              ---------------------------------------------------------------

                    (Exact Name of Registrant as Specified in Charter)



                                 Federated Investors Funds
                                   5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7000


                                      (412) 288-1900 (Registrant's Telephone
                              Number)


                                John W. McGonigle, Esquire
                                 Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Service)






                             Date of Fiscal Year End: 1/31/06



                     Date of Reporting Period: Quarter ended 10/31/05








Item 1.     Schedule of Investments



FEDERATED US GOVERNMENT SECURITIES FUND: 2-5 YEARS
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

       Principal
        Amount                                                               Value

                           U.S. TREASURY--81.7%
$     29,000,000     (1)   3.750%, 5/15/2008                           $   28,544,404
       5,000,000           3.000%, 2/15/2009                                4,781,507
      81,500,000           2.625%, 3/15/2009                               76,898,225
      34,000,000           3.875%, 5/15/2009                               33,374,356
      33,500,000     (1)   4.000%, 6/15/2009                               33,006,655
      70,000,000     (1)   3.500%, 8/15/2009                               67,699,219
      42,000,000           3.500%, 11/15/2009                              40,525,523
      22,000,000     (1)   3.500%, 12/15/2009                              21,211,557
      41,000,000     (1)   3.625%, 1/15/2010                               39,682,555
      41,000,000     (1)   3.500%, 2/15/2010                               39,461,619
      15,000,000           6.500%, 2/15/2010                               16,176,969
       5,000,000           4.000%, 3/15/2010                                4,908,506
      52,000,000     (1)   4.000%, 4/15/2010                               51,003,893
      20,000,000     (1)   3.875%, 5/15/2010                               19,511,454
      31,500,000     (1)   3.875%, 7/15/2010                               30,709,769
      51,000,000           4.250%, 10/15/2010                              50,561,716
      23,000,000     (1)   5.000%, 8/15/2011                               23,600,769
      25,123,360           3.000%, 7/15/2012                               26,874,513
      17,000,000           13.250%, 5/15/2014                              21,870,531
                               TOTAL U.S. TREASURY (IDENTIFIED COST
                               $638,836,037)                              630,403,740

                           GOVERNMENT AGENCIES--16.6%
      29,000,000           Federal Home Loan Bank System, 7.250%,
                           2/15/2007                                       29,937,576
      21,000,000           Federal Home Loan Mortgage Corp., 4.875%,
                           3/15/2007                                       21,073,156
      10,000,000           Federal Home Loan Bank System, 4.875%,
                           5/15/2007                                       10,032,862
      25,000,000           Federal Home Loan Bank System, 7.625%,
                           5/15/2007                                       26,093,672
      20,000,000           Federal Home Loan Mortgage Corp., 4.110%,
                           2/16/2010                                       19,431,012
      22,000,000           Federal Home Loan Bank System, 4.250%,
                           6/11/2010                                       21,459,594
                               TOTAL GOVERNMENT AGENCIES (IDENTIFIED
                               COST $126,602,042)                         128,027,872

                           REPURCHASE AGREEMENT--43.2%
       7,952,000           Interest in $3,500,000,000 joint
                           repurchase agreement 4.04%, dated
                           10/31/2005, under which Bank of America
                           N.A. will repurchase a U.S. Government
                           Agency security with a maturity of
                           7/1/2035  for  $3,500,392,778 on
                           11/1/2005. The market value of the
                           underlying security at the end of the
                           period was $3,570,000,001.                       7,952,000
      190,000,000          Interest in $2,000,000,000 joint
                           repurchase agreement 4.04%, dated
                           10/31/2005 under which
                           ------------------------------------------
                           Bear Stearns and Co., Inc. will
                           repurchase U.S. Government Agency
                           securities with various maturities to
                           11/25/2035 for $2,000,224,444 on
                           11/1/2005. The market value of the
                           underlying securities at the end of the
                           period was $2,060,002,229 (held as
                           collateral for securities lending).            190,000,000
      135,402,000          Interest in $1,000,000,000 joint
                           repurchase agreement 4.04%, dated
                           10/31/2005 under which
                           ------------------------------------------
                           Deutsche Bank Securities, Inc. will
                           repurchase U.S. Government Agency
                           securities with various maturities to
                           11/1/2035 for $1,000,112,222 on
                           11/1/2005. The market value of the
                           underlying securities at the end of the
                           period was $1,022,185,524 (held as
                           collateral for securities lending).            135,402,000
                                                                     ----------------
                                                                     ----------------
                             TOTAL REPURCHASE AGREEMENTS                  333,354,000
                           ------------------------------------------
                             (AT AMORTIZED COST)
                               TOTAL INVESTMENTS--141.5%                1,091,785,612
                           ==========================================
                                (IDENTIFIED COST $1,098,792,079)(2)
                               OTHER ASSETS AND                          (320,080,130)
                               LIABILITIES--NET---(41.5)%
                               TOTAL NET ASSETS---100%                 $  771,705,482

==============================================================================

     1 Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.
       Market Value of                    Market Value of
       Securities Loaned                       Collateral
       ---------------------------------------------------
       ---------------------------------------------------
       $319,005,679                          $325,402,000
       ---------------------------------------------------
     2 The cost of investments for federal tax purposes amounts to $1,098,792,079. The net unrealized depreciation of investments for federal tax purposes was $7,006,739. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,795,896 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,802,635.


Note:         The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.








Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Securities Fund: 2-5 Years

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
            (insert name and title)
Date        December 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2005


By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
Date        December 22, 2005